Financial risk - Bank’s demand deposits (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [abstract]
Demands Liabilities And Overnight	$ 583	$ 362
Demands Liabilities And Overnight Of Total Deposits Percentage	18.27%	11.92%
Liquid Assets	$ 1,269	$ 1,404
Total Assets Percentage of Total Liabilities	39.77%	46.26%
Total Liquid Assets Percentage	90.23%	85.52%